Carrying Amounts and Fair Values of Certain Financial Instruments Excluding Financial Instruments Which Are Carried at Fair Value on a Recurring Basis and Those Outside Scope of Asc 825 (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	¥ 34,563		¥ 27,583
Investments	4,040		3,000
Loans, net of allowance for loan losses	72,801	[1]	69,028	[1]
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	44,124		48,048
Interest-bearing deposits	88,744		87,247
Due to trust accounts	742		619
Other short-term borrowings	6,024		6,724
Long-term debt	9,176		8,235
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	34,563		27,583
Investments	4,058		3,020
Loans, net of allowance for loan losses	73,975	[1]	70,261	[1]
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	44,124		48,048
Interest-bearing deposits	88,705		87,210
Due to trust accounts	742		619
Other short-term borrowings	6,024		6,723
Long-term debt	9,441		8,598
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	1,437		903
Investments	4,058		3,020
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	13,543		12,796
Interest-bearing deposits	37,394		34,596
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	33,126		26,680
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	30,581		35,252
Interest-bearing deposits	51,311		52,614
Due to trust accounts	742		619
Other short-term borrowings	6,024		6,723
Long-term debt	8,600		7,967
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	73,975	[1]	70,261	[1]
Financial liabilities:
Long-term debt	¥ 841		¥ 631

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.